Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trailmark Series Trust
Entity Central Index Key	0001643838
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
IDX Adaptive Opportunities Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	IDX Adaptive Opportunities Fund
Class Name	Institutional Class
Trading Symbol	COIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Adaptive Opportunities Fund, for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxfunds.com/coidx/ or (216) 329-4271.
Additional Information Phone Number	(216) 329-4271
Additional Information Website	https://idxfunds.com/coidx/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$97	1.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.94%
Net Assets	$ 32,207,761
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 158,737
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
(as of June 30, 2026)
Net Assets ($)	$32,207,761
Number of Portfolio Holdings*	20
Portfolio Turnover Rate (%)	111%
Total Advisory Fees Paid ($) (net of waivers)	$158,737

*	Does not include derivatives.

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Top 10 Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	56.74%
Global X Uranium ETF	3.16%
Sprott Physical Silver Trust	2.34%
Sarmaya Thematic ETF	1.93%
Applied Optoelectronics, Inc.	1.38%
nLIGHT, Inc.	1.19%
Astera Labs, Inc.	1.12%
Lumentum Holdings Inc.	1.07%
ProShares UltraShort Semiconductors	1.06%
AXT, Inc.	0.90%
Total	70.89%
Asset Breakdown (% of net assets)

Largest Holdings [Text Block]
Top 10 Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	56.74%
Global X Uranium ETF	3.16%
Sprott Physical Silver Trust	2.34%
Sarmaya Thematic ETF	1.93%
Applied Optoelectronics, Inc.	1.38%
nLIGHT, Inc.	1.19%
Astera Labs, Inc.	1.12%
Lumentum Holdings Inc.	1.07%
ProShares UltraShort Semiconductors	1.06%
AXT, Inc.	0.90%
Total	70.89%